Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of future minimum lease payments
Operating Leases
Minimum future lease payments
2021	$235,882
2022	241,781
2023	183,056
2024	5,000
Total minimum future lease payments	665,719
Less: imputed interest	(53,668)
Total lease liability(1)	$612,051

Schedule of lease expense and supplemental cash flow information
	Year Ended December31,
	2020	2019

Lease expense(1)	$230,242	$177,681
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows for operating leases	$133,608	$64,417

Schedule of relevant information related to our leases
Operating Leases
Weighted-average remaining lease term	2.7 years
Weighted-average discount rate(1)	6.0%